Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment	$ (4,448)	$ 324	$ (804)	$ (1,658)
Accumulated Other Comprehensive Income (Loss), Derivatives, Net of Tax	(122)	(208)	(401)	(380)
Changes in fair value of derivative, net of tax	86	193	(21)
Other Comprehensive Income (Loss), Net of Tax	(4,686)	1,321	833
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(4,772)	1,128	854
Accumulated other comprehensive income (loss)	$ (4,570)	$ 116	$ (1,205)	$ (2,038)